Investments	12 Months Ended
Dec. 31, 2025
EBP 001
EBP, Fully Benefit-Responsive Investment Contract [Line Items]
Investments	Investments
Common/Collective Trust Funds
The Plan is invested in common/collective trust funds, the majority of which are managed by BlackRock Institutional Trust Company, N.A. Target date BlackRock LifePath index funds are collective investment trusts that invest in securities and other assets with the objective of providing for retirement outcomes consistent with investor preferences throughout the savings and drawdown phase based on quantitatively measured risk that investors, on average, may be willing to accept.
In addition to the target date funds, the following is a description of the larger common/collective trust fund balances within the Plan. The BlackRock Equity Index Fund J is an index fund with a primary investment strategy of approximating as closely as practicable the capitalization weighted total rate of return of that segment of the U.S. market for publicly traded equity securities represented by the larger capitalized companies. The BlackRock Russell 2000 Index Fund is an index fund with a primary investment strategy of approximating as closely as practicable the capitalization weighted total return of that segment of the U.S. market for publicly traded equity securities represented by the Russell 2000® Index. The BlackRock Mid-Capitalization Equity Index Fund M is an index fund with a primary investment strategy of approximating as closely as practicable the capitalization weighted total rate of return of that segment of the U.S.market for publicly traded equity securities represented by the medium capitalized companies.
The Galliard Stable Return Fund PI is a common/collective trust that is fully invested in the Galliard Stable Return Fund Core, of which the majority is invested in fixed income portfolios that are wrapped by stable value contracts. The Plan reports its investment in the Galliard Stable Return Fund PI at fair value using the net asset value of the units held by the fund at year-end as a practical expedient. The Galliard Stable Return Fund PI does not invest directly in fully benefit-responsive contracts, and therefore the Plan is not required to include in the financial statements the disclosure requirements for investments in fully benefit-responsive contracts or stable value funds.
Mutual Funds
The Plan is invested in mutual funds, which are managed by the Vanguard Group and Harbor Capital Advisors. Mutual funds are pooled investment vehicles registered under the Investment Company Act of 1940. Each mutual fund invests in a diversified portfolio of securities based on its stated investment objective.
Employer Common Stock
The Plan's investment in employer common stock consists of a stock fund of FNF common stock. As of December 31, 2025, the Plan held 5,308,826 shares of employer common stock, or $183,487,465 of net assets available for benefits. As of December 31, 2024, the Plan held 5,478,995 shares of employer common stock, or $188,134,992 of net assets available for benefits. Dividends on FNF common stock were $6,460,105 and $6,495,759 in 2025 and 2024, respectively.